Investments And Other Assets (Schedule of Interests in Associates) (Details) - CAD ($) $ in Millions		9 Months Ended	12 Months Ended
		May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Disclosure of joint operations [line items]
Revenue			$ 5,340	$ 5,189
Net income (loss) attributable to: Shareholders			722	25
Profit (loss)			733	33
Other comprehensive income (loss)			(55)	92
Comprehensive income (loss)			$ 678	125
Corus [Member]
Disclosure of joint operations [line items]
Revenue		$ 1,310		1,647
Net income (loss) attributable to: Shareholders		133		(784)
Net income (loss) attributable to: Non-controlling interest		19		26
Profit (loss)		152		(758)
Other comprehensive income (loss)		(40)		25
Comprehensive income (loss)		112		(733)
Equity income from associates, excluding goodwill impairment		46		84
Impairment of investment in associate	[1]	0		(284)
Equity income from associates	[2]	46		(200)
Other comprehensive income from equity accounted associates	[2]	(13)		10
Income from associates		$ 33		$ (190)

[1]
The Company assessed its investment in Corus for indicators of impairment, which included a significant and sustained decrease in the share price as well as the recording by Corus of an impairment charge against their goodwill and broadcast license intangibles, and found that there was evidence that impairment had occurred. The Company compared the recoverable amount to the carrying value and determined that an impairment charge of $284 was required. The recoverable amount was determined based on the value in use of the investment.

[2]
The Company’s share of income and other comprehensive income reflect the weighted average proportion of Corus net income and other comprehensive income attributable to shareholders for the nine-month period ended May 31, 2019 and year ended August 31, 2018.